SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of significant accounting policies [Abstract]
Schedule of Depreciation Calculated Using Straight-Line Method
Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:

	%	Mainly %

Laboratory equipment	9-30	15
Computers and peripheral equipment	15-33.33	33.33
Office equipment and furniture	6-20	6
Leasehold improvements	see below